Note 1 - Basis of Presentation Deferred Television Costs (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred television costs
Development and pre-production costs
In-production	68,264	68,264
Post production	48,190	48,190
Total deferred television costs	$ 116,454	$ 116,454